FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 8,494
At 1 January, derivative liabilities	(9,831)
Exchange and other adjustments	0	£ 2	£ (93)
At 31 December, derivative assets	8,341	8,494
At 31 December, derivative liabilities	(8,228)	(9,831)
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	13,638
At 1 January, derivative liabilities	(14,211)
Exchange and other adjustments	(1)	(6)	82
At 31 December, derivative assets	12,595	13,638
At 31 December, derivative liabilities	(11,072)	(14,211)
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	0	(1)
Transfers into the level 3 portfolio	0	51
Transfers out of the level 3 portfolio	0	0
Level 3 | Derivative assets | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	0	5
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	1	0
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	13	0
Transfers out of the level 3 portfolio	0	5
At 31 December, derivative assets	14	0	5
Level 3 | Derivative assets | The Group | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(1)	0
Level 3 | Derivative assets | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	0	5
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	1	0
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	13	0
Transfers out of the level 3 portfolio	0	(5)
At 31 December, derivative assets	(14)	0	5
Level 3 | Derivative assets | The Bank | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	(1)	0
Level 3 | Derivative liabilities | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(297)	(8)
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	0	0
(Sales) redemptions	19	47
Transfers into the level 3 portfolio	(41)	(344)
Transfers out of the level 3 portfolio	0	(8)
At 31 December, derivative liabilities	(319)	(297)	(8)
Level 3 | Derivative liabilities | The Group | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	0	0
Level 3 | Derivative liabilities | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	0	(8)
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	(8)	0
(Sales) redemptions	0	0
Transfers into the level 3 portfolio	(52)	0
Transfers out of the level 3 portfolio	0	8
At 31 December, derivative liabilities	60	0	£ (8)
Level 3 | Derivative liabilities | The Bank | Change in fair value of assets or liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
Losses (gains) recognised in the income statement within other income	£ (8)	£ 0